QUARTERLY REPORT
Syntax Stratified LargeCap ETF
March 31, 2023

Syntax Stratified LargeCap ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.7%
3M Co.	1,955	$205,490
A O Smith Corp.	2,892	199,982
Abbott Laboratories	658	66,629
AbbVie, Inc.	1,600	254,992
Accenture PLC, Class A	668	190,921
Activision Blizzard, Inc.	4,353	372,573
Adobe, Inc.(a)	516	198,851
Advance Auto Parts, Inc.	993	120,759
Advanced Micro Devices, Inc.(a)	1,641	160,834
AES Corp.	16,408	395,105
Aflac, Inc.	2,653	171,172
Agilent Technologies, Inc.	939	129,901
Air Products & Chemicals, Inc.	172	49,400
Akamai Technologies, Inc.(a)	4,717	369,341
Alaska Air Group, Inc.(a)	3,313	139,013
Albemarle Corp.	218	48,187
Alexandria Real Estate Equities, Inc., REIT	1,339	168,165
Align Technology, Inc.(a)	327	109,264
Allegion PLC	711	75,885
Alliant Energy Corp.	1,557	83,144
Allstate Corp.	1,437	159,234
Alphabet, Inc., Class A(a)	2,497	259,014
Alphabet, Inc., Class C(a)	2,486	258,544
Altria Group, Inc.	8,197	365,750
Amazon.com, Inc.(a)	1,661	171,565
Amcor PLC	7,896	89,856
Ameren Corp.	965	83,366
American Airlines Group, Inc.(a)	9,872	145,612
American Electric Power Co., Inc.	2,906	264,417
American Express Co.	273	45,031
American International Group, Inc.	4,792	241,325
American Tower Corp., REIT	356	72,745
American Water Works Co., Inc.	2,539	371,938
Ameriprise Financial, Inc.	376	115,244
AmerisourceBergen Corp.	1,360	217,750
AMETEK, Inc.	936	136,029
Amgen, Inc.	1,053	254,563
Amphenol Corp., Class A	2,496	203,973
Analog Devices, Inc.	1,242	244,947
ANSYS, Inc.(a)	574	191,027
Aon PLC, Class A	128	40,357
APA Corp.	2,024	72,985
Apple, Inc.	3,426	564,947
Applied Materials, Inc.	1,485	182,403
Aptiv PLC(a)	3,435	385,373
Arch Capital Group Ltd.(a)	2,548	172,933
Archer-Daniels-Midland Co.	4,976	396,388
Arista Networks, Inc.(a)	1,391	233,493
Arthur J Gallagher & Co.	207	39,601
Assurant, Inc.	1,456	174,822
AT&T, Inc.	13,815	265,939
Security Description	Shares	Value
Atmos Energy Corp.	3,111	$349,552
Autodesk, Inc.(a)	874	181,932
Automatic Data Processing, Inc.	1,061	236,210
AutoZone, Inc.(a)	52	127,824
AvalonBay Communities, Inc., REIT	685	115,121
Avery Dennison Corp.	370	66,204
Baker Hughes Co.	11,672	336,854
Ball Corp.	1,614	88,948
Bank of America Corp.	4,204	120,234
Bank of New York Mellon Corp.	2,393	108,738
Bath & Body Works, Inc.	13,656	499,536
Baxter International, Inc.	1,341	54,391
Becton Dickinson & Co.	220	54,459
Berkshire Hathaway, Inc., Class B(a)	1,678	518,116
Best Buy Co., Inc.	3,242	253,751
Biogen, Inc.(a)	935	259,958
Bio-Rad Laboratories, Inc., Class A(a)	176	84,308
Bio-Techne Corp.	1,766	131,020
BlackRock, Inc.	178	119,103
Boeing Co.(a)	834	177,167
Booking Holdings, Inc.(a)	90	238,717
BorgWarner, Inc.	7,963	391,063
Boston Properties, Inc., REIT	2,952	159,762
Boston Scientific Corp.(a)	1,370	68,541
Bristol-Myers Squibb Co.	3,648	252,843
Broadcom, Inc.	370	237,370
Broadridge Financial Solutions, Inc.	828	121,360
Brown & Brown, Inc.	685	39,333
Brown-Forman Corp., Class B	4,136	265,821
Bunge Ltd.	4,120	393,542
Cadence Design Systems, Inc.(a)	1,734	364,296
Caesars Entertainment, Inc.(a)	1,434	69,994
Camden Property Trust	1,057	110,816
Campbell Soup Co.	4,157	228,552
Capital One Financial Corp.	3,459	332,617
Cardinal Health, Inc.	2,858	215,779
CarMax, Inc.(a)	1,998	128,431
Carnival Corp.(a)	8,757	88,884
Carrier Global Corp.	1,674	76,586
Catalent, Inc.(a)	3,525	231,628
Caterpillar, Inc.	561	128,379
Cboe Global Markets, Inc.	381	51,145
CBRE Group, Inc., Class A(a)	479	34,876
CDW Corp.	667	129,992
Celanese Corp.	620	67,512
Centene Corp.(a)	4,173	263,775
CenterPoint Energy, Inc.	9,239	272,181
Ceridian HCM Holding, Inc.(a)	3,355	245,653
CF Industries Holdings, Inc.	1,081	78,362
CH Robinson Worldwide, Inc.	827	82,179
Charles River Laboratories International, Inc.(a)	627	126,541

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Charles Schwab Corp.	4,337	$227,172
Charter Communications, Inc., Class A(a)	1,544	552,150
Chevron Corp.	4,781	780,068
Chipotle Mexican Grill, Inc.(a)	327	558,611
Chubb Ltd.	857	166,412
Church & Dwight Co., Inc.	6,068	536,472
Cigna Group	741	189,348
Cincinnati Financial Corp.	1,505	168,680
Cintas Corp.	445	205,893
Cisco Systems, Inc.	4,193	219,189
Citigroup, Inc.	2,631	123,368
Citizens Financial Group, Inc.	1,640	49,807
Clorox Co.	3,393	536,908
CME Group, Inc.	258	49,412
CMS Energy Corp.	1,350	82,863
Coca-Cola Co.	4,302	266,853
Cognizant Technology Solutions Corp., Class A	2,247	136,910
Colgate-Palmolive Co.	7,144	536,872
Comcast Corp., Class A	14,413	546,397
Comerica, Inc.	5,772	250,620
Conagra Brands, Inc.	6,237	234,262
ConocoPhillips	699	69,348
Consolidated Edison, Inc.	2,811	268,928
Constellation Brands, Inc., Class A	1,200	271,068
Constellation Energy Corp.	4,920	386,220
Cooper Companies, Inc.	313	116,862
Copart, Inc.(a)	3,309	248,870
Corning, Inc.	5,738	202,437
Corteva, Inc.	1,439	86,786
CoStar Group, Inc.(a)	635	43,720
Costco Wholesale Corp.	1,621	805,426
Coterra Energy, Inc.	5,177	127,044
Crown Castle, Inc., REIT	536	71,738
CSX Corp.	2,879	86,197
Cummins, Inc.	314	75,008
CVS Health Corp.	8,806	654,374
Danaher Corp.	356	89,726
Darden Restaurants, Inc.	3,536	548,646
DaVita, Inc.(a)	1,138	92,303
Deere & Co.	319	131,709
Delta Air Lines, Inc.(a)	4,098	143,102
DENTSPLY SIRONA, Inc.	1,379	54,167
Devon Energy Corp.	2,462	124,602
Dexcom, Inc.(a)	945	109,790
Diamondback Energy, Inc.	536	72,451
Digital Realty Trust, Inc., REIT	3,307	325,111
Discover Financial Services	3,325	328,643
DISH Network Corp., Class A(a)	24,157	225,385
Dollar General Corp.	783	164,790
Dollar Tree, Inc.(a)	1,210	173,696
Dominion Energy, Inc.	4,786	267,585
Security Description	Shares	Value
Domino's Pizza, Inc.	1,698	$560,119
Dover Corp.	1,394	211,804
Dow, Inc.	1,260	69,073
DR Horton, Inc.	2,705	264,251
DTE Energy Co.	2,438	267,059
Duke Energy Corp.	845	81,517
DuPont de Nemours, Inc.	687	49,306
DXC Technology Co.(a)	5,320	135,979
Eastman Chemical Co.	601	50,688
Eaton Corp. PLC	1,492	255,639
eBay, Inc.	3,586	159,111
Ecolab, Inc.	306	50,652
Edison International	3,844	271,348
Edwards Lifesciences Corp.(a)	856	70,817
Electronic Arts, Inc.	3,107	374,238
Elevance Health, Inc.	599	275,426
Eli Lilly & Co.	762	261,686
Emerson Electric Co.	441	38,429
Enphase Energy, Inc.(a)	1,211	254,649
Entergy Corp.	2,529	272,474
EOG Resources, Inc.	648	74,280
EPAM Systems, Inc.(a)	478	142,922
EQT Corp.	4,186	133,575
Equifax, Inc.	220	44,625
Equinix, Inc., REIT	512	369,172
Equity Residential, REIT	1,933	115,980
Essex Property Trust, Inc., REIT	535	111,890
Estee Lauder Companies, Inc., Class A	2,153	530,628
Etsy, Inc.(a)	1,424	158,534
Everest Re Group Ltd.	474	169,701
Evergy, Inc.	1,362	83,245
Eversource Energy	1,073	83,973
Exelon Corp.	9,502	398,039
Expedia Group, Inc.(a)	2,302	223,363
Expeditors International of Washington, Inc.	788	86,775
Extra Space Storage, Inc., REIT	738	120,242
Exxon Mobil Corp.	7,084	776,831
F5, Inc.(a)	1,470	214,164
FactSet Research Systems, Inc.	106	44,000
Fair Isaac Corp.(a)	60	42,161
Fastenal Co.	2,468	133,124
Federal Realty Investment Trust	702	69,379
FedEx Corp.	422	96,423
Fidelity National Information Services, Inc.	986	53,569
Fifth Third Bancorp	1,862	49,604
First Republic Bank	4,132	57,807
First Solar, Inc.(a)	917	199,448
FirstEnergy Corp.	6,684	267,761
Fiserv, Inc.(a)	504	56,967
FleetCor Technologies, Inc.(a)	233	49,128
FMC Corp.	703	85,857

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Ford Motor Co.	21,025	$264,915
Fortinet, Inc.(a)	5,774	383,740
Fortive Corp.	562	38,312
Fox Corp., Class A	3,074	104,670
Fox Corp., Class B	3,339	104,544
Franklin Resources, Inc.	4,100	110,454
Freeport-McMoRan, Inc.	6,718	274,833
Garmin Ltd.	5,353	540,225
Gartner, Inc.(a)	434	141,384
GE HealthCare Technologies, Inc.(a)	1,131	92,776
Gen Digital, Inc.	20,428	350,544
Generac Holdings, Inc.(a)	675	72,907
General Dynamics Corp.	769	175,493
General Electric Co.	2,239	214,048
General Mills, Inc.	2,776	237,237
General Motors Co.	6,975	255,843
Genuine Parts Co.	778	130,167
Gilead Sciences, Inc.	3,011	249,823
Global Payments, Inc.	451	47,463
Globe Life, Inc.	1,489	163,820
Goldman Sachs Group, Inc.	775	253,510
Halliburton Co.	9,837	311,243
Hartford Financial Services Group, Inc.	3,628	252,835
Hasbro, Inc.	3,881	208,371
HCA Healthcare, Inc.	1,374	362,296
Healthpeak Properties, Inc., REIT	3,963	87,067
Henry Schein, Inc.(a)	2,644	215,592
Hershey Co.	805	204,800
Hess Corp.	563	74,507
Hewlett Packard Enterprise Co.	17,766	283,012
Hilton Worldwide Holdings, Inc.	807	113,682
Hologic, Inc.(a)	1,094	88,286
Home Depot, Inc.	891	262,952
Honeywell International, Inc.	1,054	201,440
Hormel Foods Corp.	9,746	388,670
Host Hotels & Resorts, Inc., REIT	7,116	117,343
Howmet Aerospace, Inc.	1,871	79,274
HP, Inc.	18,550	544,443
Humana, Inc.	566	274,770
Huntington Bancshares, Inc.	4,238	47,466
Huntington Ingalls Industries, Inc.	489	101,233
IDEX Corp.	868	200,534
IDEXX Laboratories, Inc.(a)	184	92,015
Illinois Tool Works, Inc.	886	215,697
Illumina, Inc.(a)	658	153,018
Incyte Corp.(a)	3,328	240,515
Ingersoll Rand, Inc.	3,430	199,557
Insulet Corp.(a)	365	116,420
Intel Corp.	4,991	163,056
Intercontinental Exchange, Inc.	474	49,433
International Business Machines Corp.	2,704	354,467
International Flavors & Fragrances, Inc.	574	52,785
Security Description	Shares	Value
International Paper Co.	1,792	$64,620
Interpublic Group of Companies, Inc.	5,025	187,131
Intuit, Inc.	575	256,352
Intuitive Surgical, Inc.(a)	568	145,107
Invesco Ltd.	6,890	112,996
Invitation Homes, Inc.	3,736	116,675
IQVIA Holdings, Inc.(a)	645	128,284
Iron Mountain, Inc., REIT	1,323	70,000
J M Smucker Co.	1,477	232,435
Jack Henry & Associates, Inc.	358	53,958
Jacobs Solutions, Inc.	3,314	389,428
JB Hunt Transport Services, Inc.	483	84,747
Johnson & Johnson	1,578	244,590
Johnson Controls International PLC	1,246	75,034
JPMorgan Chase & Co.	953	124,185
Juniper Networks, Inc.	6,613	227,619
Kellogg Co.	2,991	200,277
Keurig Dr Pepper, Inc.	7,417	261,672
KeyCorp	3,617	45,285
Keysight Technologies, Inc.(a)	1,320	213,154
Kimberly-Clark Corp.	4,165	559,026
Kimco Realty Corp., REIT	3,614	70,581
Kinder Morgan, Inc.	15,195	266,064
KLA Corp.	460	183,618
Kraft Heinz Co.	5,755	222,546
Kroger Co.	16,215	800,535
L3Harris Technologies, Inc.	503	98,709
Laboratory Corp. of America Holdings	764	175,277
Lam Research Corp.	354	187,662
Lamb Weston Holdings, Inc.	2,237	233,811
Las Vegas Sands Corp.(a)	1,207	69,342
Leidos Holdings, Inc.	1,466	134,960
Lennar Corp., Class A	2,614	274,758
Lincoln National Corp.	6,624	148,841
Linde PLC	141	50,117
Live Nation Entertainment, Inc.(a)	1,273	89,110
LKQ Corp.	2,330	132,251
Lockheed Martin Corp.	216	102,110
Loews Corp.	8,876	514,986
Lowe's Companies, Inc.	1,295	258,961
LyondellBasell Industries N.V., Class A	766	71,920
M&T Bank Corp.	431	51,535
Marathon Oil Corp.	3,042	72,886
Marathon Petroleum Corp.	3,966	534,736
MarketAxess Holdings, Inc.	133	52,042
Marriott International, Inc., Class A	686	113,903
Marsh & McLennan Companies, Inc.	239	39,805
Martin Marietta Materials, Inc.	500	177,530
Masco Corp.	3,814	189,632
Mastercard, Inc., Class A	132	47,970
Match Group, Inc.(a)	12,773	490,355
McCormick & Co., Inc.	3,073	255,704

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
McDonald's Corp.	1,941	$542,723
McKesson Corp.	605	215,410
Medtronic PLC	831	66,995
Merck & Co., Inc.	2,222	236,399
Meta Platforms, Inc., Class A(a)	2,524	534,937
MetLife, Inc.	2,726	157,944
Mettler-Toledo International, Inc.(a)	91	139,249
MGM Resorts International	1,593	70,761
Microchip Technology, Inc.	1,667	139,661
Micron Technology, Inc.	2,471	149,100
Microsoft Corp.	1,365	393,530
Mid-America Apartment Communities, Inc., REIT	758	114,488
Moderna, Inc.(a)	1,733	266,154
Mohawk Industries, Inc.(a)	1,953	195,730
Molina Healthcare, Inc.(a)	1,038	277,655
Molson Coors Beverage Co., Class B	4,864	251,372
Mondelez International, Inc., Class A	2,945	205,325
Monolithic Power Systems, Inc.	475	237,757
Monster Beverage Corp.(a)	5,086	274,695
Moody's Corp.	151	46,209
Morgan Stanley	2,826	248,123
Mosaic Co.	1,731	79,418
Motorola Solutions, Inc.	1,947	557,095
MSCI, Inc.	79	44,216
Nasdaq, Inc.	859	46,962
NetApp, Inc.	4,094	261,402
Netflix, Inc.(a)	777	268,438
Newell Brands, Inc.	15,616	194,263
Newmont Corp.	6,030	295,591
News Corp., Class A	6,364	109,906
News Corp., Class B	6,301	109,826
NextEra Energy, Inc.	3,488	268,855
NIKE, Inc., Class B	2,888	354,184
NiSource, Inc.	12,706	355,260
Nordson Corp.	170	37,784
Norfolk Southern Corp.	404	85,648
Northern Trust Corp.	1,334	117,565
Northrop Grumman Corp.	222	102,502
Norwegian Cruise Line Holdings Ltd.(a)	6,066	81,588
NRG Energy, Inc.	12,083	414,326
Nucor Corp.	1,603	247,615
NVIDIA Corp.	593	164,718
NVR, Inc.(a)	47	261,893
NXP Semiconductors N.V.	1,296	241,672
Occidental Petroleum Corp.	1,218	76,040
Old Dominion Freight Line, Inc.	252	85,892
Omnicom Group, Inc.	1,941	183,114
ON Semiconductor Corp.(a)	2,892	238,069
ONEOK, Inc.	3,960	251,618
Oracle Corp.	4,038	375,211
O'Reilly Automotive, Inc.(a)	157	133,290
Security Description	Shares	Value
Organon & Co.	10,563	$248,442
Otis Worldwide Corp.	930	78,492
PACCAR, Inc.	1,760	128,832
Packaging Corp. of America	479	66,500
Paramount Global, Class B	10,266	229,034
Parker-Hannifin Corp.	224	75,289
Paychex, Inc.	2,101	240,754
Paycom Software, Inc.(a)	830	252,328
PayPal Holdings, Inc.(a)	772	58,626
Pentair PLC	3,630	200,630
PepsiCo, Inc.	1,110	202,353
PerkinElmer, Inc.	706	94,082
Pfizer, Inc.	6,082	248,146
PG&E Corp.(a)	4,948	80,009
Philip Morris International, Inc.	3,884	377,719
Phillips 66	5,032	510,144
Pinnacle West Capital Corp.	1,057	83,757
Pioneer Natural Resources Co.	641	130,918
PNC Financial Services Group, Inc.	411	52,238
Pool Corp.	365	124,991
PPG Industries, Inc.	538	71,866
PPL Corp.	2,986	82,981
Principal Financial Group, Inc.	2,207	164,024
Procter & Gamble Co.	3,715	552,383
Progressive Corp.	1,207	172,673
Prologis, Inc., REIT	579	72,242
Prudential Financial, Inc.	1,920	158,861
PTC, Inc.(a)	1,433	183,754
Public Service Enterprise Group, Inc.	4,522	282,399
Public Storage, REIT	402	121,460
PulteGroup, Inc.	4,766	277,762
Qorvo, Inc.(a)	2,377	241,432
QUALCOMM, Inc.	1,967	250,950
Quanta Services, Inc.	2,428	404,602
Quest Diagnostics, Inc.	1,263	178,689
Ralph Lauren Corp.	4,491	523,965
Raymond James Financial, Inc.	2,687	250,617
Raytheon Technologies Corp.	1,063	104,100
Realty Income Corp., REIT	1,106	70,032
Regency Centers Corp., REIT	1,157	70,785
Regeneron Pharmaceuticals, Inc.(a)	320	262,934
Regions Financial Corp.	2,793	51,838
Republic Services, Inc.	1,502	203,100
ResMed, Inc.	497	108,838
Robert Half International, Inc.	2,192	176,609
Rockwell Automation, Inc.	126	36,975
Rollins, Inc.	5,505	206,603
Roper Technologies, Inc.	86	37,899
Ross Stores, Inc.	4,887	518,657
Royal Caribbean Cruises Ltd.(a)	1,269	82,866
S&P Global, Inc.	128	44,131
Salesforce, Inc.(a)	1,964	392,368

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SBA Communications Corp., REIT	282	$73,622
Schlumberger NV	6,664	327,202
Seagate Technology Holdings PLC	4,125	272,745
Sealed Air Corp.	1,874	86,035
Sempra Energy	542	81,929
ServiceNow, Inc.(a)	820	381,070
Sherwin-Williams Co.	316	71,027
Simon Property Group, Inc., REIT	609	68,190
Skyworks Solutions, Inc.	2,037	240,325
Snap-on, Inc.	793	195,784
SolarEdge Technologies, Inc.(a)	841	255,622
Southern Co.	1,225	85,236
Southwest Airlines Co.	4,662	151,701
Stanley Black & Decker, Inc.	2,369	190,894
Starbucks Corp.	5,121	533,250
State Street Corp.	1,416	107,177
Steel Dynamics, Inc.	2,118	239,461
STERIS PLC	718	137,339
Stryker Corp.	479	136,740
Synchrony Financial	10,572	307,434
Synopsys, Inc.(a)	955	368,869
Sysco Corp.	10,436	805,972
T Rowe Price Group, Inc.	1,078	121,706
Take-Two Interactive Software, Inc.(a)	3,074	366,728
Tapestry, Inc.	8,214	354,106
Targa Resources Corp.	3,467	252,918
Target Corp.	1,072	177,555
TE Connectivity Ltd.	1,536	201,446
Teledyne Technologies, Inc.(a)	86	38,473
Teleflex, Inc.	229	58,008
Teradyne, Inc.	1,677	180,294
Tesla, Inc.(a)	1,469	304,759
Texas Instruments, Inc.	1,317	244,975
Textron, Inc.	2,451	173,114
Thermo Fisher Scientific, Inc.	236	136,023
TJX Companies, Inc.	6,852	536,923
T-Mobile US, Inc.(a)	1,827	264,623
Tractor Supply Co.	562	132,092
Trane Technologies PLC	413	75,984
TransDigm Group, Inc.	109	80,338
Travelers Companies, Inc.	965	165,411
Trimble, Inc.(a)	754	39,525
Truist Financial Corp.	1,458	49,718
Tyler Technologies, Inc.(a)	1,093	387,622
Tyson Foods, Inc., Class A	6,704	397,681
UDR, Inc., REIT	2,838	116,528
Ulta Beauty, Inc.(a)	490	267,378
Union Pacific Corp.	434	87,347
United Airlines Holdings, Inc.(a)	2,995	132,529
United Parcel Service, Inc., Class B	467	90,593
United Rentals, Inc.	298	117,936
UnitedHealth Group, Inc.	589	278,356
Security Description	Shares	Value
Universal Health Services, Inc., Class B	2,886	$366,811
US Bancorp	1,397	50,362
Valero Energy Corp.	3,853	537,879
Ventas, Inc., REIT	1,902	82,452
VeriSign, Inc.(a)	1,774	374,899
Verisk Analytics, Inc.	236	45,279
Verizon Communications, Inc.	6,946	270,130
Vertex Pharmaceuticals, Inc.(a)	835	263,083
VF Corp.	15,596	357,304
Viatris, Inc.	23,982	230,707
VICI Properties, Inc.	2,128	69,415
Visa, Inc., Class A	210	47,347
Vulcan Materials Co.	1,002	171,903
W R Berkley Corp.	2,708	168,600
Walgreens Boots Alliance, Inc.	20,415	705,951
Walmart, Inc.	5,576	822,181
Walt Disney Co.(a)	2,174	217,683
Warner Bros Discovery, Inc.(a)	14,215	214,647
Waste Management, Inc.	1,277	208,368
Waters Corp.(a)	420	130,045
WEC Energy Group, Inc.	892	84,553
Wells Fargo & Co.	3,077	115,018
Welltower, Inc., REIT	1,250	89,613
West Pharmaceutical Services, Inc.	160	55,435
Western Digital Corp.(a)	7,065	266,139
Westinghouse Air Brake Technologies Corp.	1,275	128,852
Westrock Co.	2,140	65,206
Weyerhaeuser Co., REIT	5,689	171,410
Whirlpool Corp.	1,451	191,561
Williams Companies, Inc.	8,811	263,096
Willis Towers Watson PLC	165	38,343
WW Grainger, Inc.	186	128,119
Wynn Resorts Ltd.(a)	627	70,168
Xcel Energy, Inc.	1,241	83,693
Xylem, Inc.	1,930	202,071
Yum! Brands, Inc.	4,085	539,547
Zebra Technologies Corp., Class A(a)	445	141,510
Zimmer Biomet Holdings, Inc.	1,031	133,205
Zions Bancorp NA	8,435	252,460
Zoetis, Inc.	1,486	247,330
TOTAL INVESTMENTS—99.7% (Cost $97,920,970)		101,481,030
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		300,284
NET ASSETS—100.0%		$101,781,314

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified LargeCap ETF
Schedule of Investments
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified LargeCap ETF
INVESTMENTS:
Common Stock	$101,481,030	$—	$—	$101,481,030
Total	$101,481,030	$—	$—	$101,481,030

Syntax Stratified LargeCap ETF
Schedule of Investments
March 31, 2023 (Unaudited)

INDUSTRY BREAKDOWN
As of March 31, 2023*
INDUSTRY	PERCENTAGE OF NET ASSETS
Marketed Pharmaceuticals	3.5%
Business Software for Specific Uses	3.3
Restaurants	3.2
Processed Foods	3.2
Food Distributors	3.2
Electric Competitive	3.2
Downstream Energy	3.1
End User Hardware	2.2
Content Providers	2.2
Commercial Hardware	2.2
Electric Regulated	2.1
Telecommunication Networks	2.1
Real Estate Operators and Developers	2.1
Rental	2.0
Commercial Insurance	2.0
Upstream Energy	2.0
Consumer Insurance	1.9
Information and Electrical Components	1.6
Diversified Household and Personal Products	1.6
Specialty Services	1.6
Auto Products	1.6
Primary Foods	1.6
Mechanical Components	1.5
Home Office and Consumer Equipment Manufacture	1.5
Home Office and Consumer Equipment Retail	1.5
Distribution Services	1.5
Search and Social Networks	1.5
Alcohol and Tobacco	1.5
Digital Integrated Circuits	1.5
Transportation Services	1.5
Non Real Estate Banking	1.4
Online Distribution Networks	1.4
Semiconductor Services and Equipment	1.4
Analog and Mixed Signal Integrated Circuits	1.4
Internet Services	1.4
Healthcare Providers and Facilities	1.4
Capital Markets	1.4
Management and IT Services	1.4
Transaction Services	1.4
Investment Services	1.4
Healthcare Insurance	1.3
Drugstores	1.3
INDUSTRY	PERCENTAGE OF NET ASSETS
Transport Aerospace and Defense Equipment	1.2%
Medical Devices	1.1
Hospital Equipment	1.1
Gas and Water Utilities	1.1
Medical Research Services and Equipment	1.1
Personal Products	1.1
Accessories and Footwear	1.1
Metals	1.0
Apparel Retailers	1.0
Healthcare Products Distribution	1.0
Industrial Conglomerates	1.0
Other Natural Resources	1.0
Midstream Energy	1.0
Chemicals	1.0
Branded Apparel	1.0
Production Equipment	0.8
Operating Systems and Middleware	0.7
Other Pharmaceuticals	0.7
Consumer Paper Products	0.6
Brokers and Dealers	0.5
Business Software for Specific Industries	0.4
Real Estate Banking	0.1
Other Assets in Excess of Liabilities	0.3
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified LargeCap ETF
Notes to Schedule of Investments
March 31, 2023 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2023 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.